SHORT-TERM INVESTMENT - Additional Information (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Jul. 15, 2019 USD ($)
Short-term investments	¥ 69,618	$ 10,000
Cornerstone Management, Inc
Short-term investments			$ 10,000
Interest rate on investments			8.00%